Provision for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Provision for Loan Losses [Abstract]
Schedule of provision for losses

Provision for loan losses for the year ended December 31, 2016

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Charge-offs	(91,812)	-	(91,812)
Provisions	3,492,322	1,158,565	4,650,887
Foreign currency translation adjustment	(215,956)	(125,520)	(341,476)
Provision for loan losses ending balance	4,238,133	$2,188,174	$6,426,307
Ending balance: individually evaluated for impairment	3,728,072	1,292,699	5,020,771
Ending balance: collectively evaluated for impairment	$510,061	$895,475	$1,405,536

Provision for loan losses for the year ended December 31, 2015

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$466,921	$863,863	$1,330,784
Charge-offs	(642,178)		(642,178)
Write-off in loans sold to a related party	(32,109)	(502,986)	(535,095)
Provisions	1,311,620	854,490	2,166,110
Foreign currency translation adjustment	(50,675)	(60,238)	(110,913)
Provision for loan losses ending balance	1,053,579	$1,155,129	$2,208,708
Ending balance: individually evaluated for impairment	642,051	165,596	807,647
Ending balance: collectively evaluated for impairment	$411,528	$989,533	$1,401,061